N-4	Apr. 17, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
Entity Central Index Key	0000845775
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2024
Amendment Flag	false
Allianz Index Advantage New York issued on or after January 1, 2023
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Prospectus Location
Charges for Early Withdrawals
If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Option on a date other than the
Term End Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct
Contract fees and expenses. The Daily Adjustment may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss. In extreme circumstances, a negative
Daily Adjustment could result in a loss beyond the protection of the Buffer. The maximum potential loss from a negative Daily Adjustment is -99%.
Fee Tables 4. Valuing Your Contract 6. Expenses Appendix B – Daily Adjustment
Transaction Charges
In addition to withdrawal charges, and Daily Adjustments that may apply to withdrawals and other transactions from the Index Options, we will also charge you a fee of $25 per transfer after you exceed 12 transfers between Variable Options in a Contract Year.
Fee Tables 6. Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any financial adviser fees paid to a
Financial Professional from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix D – Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options(2) (Fund fees and expenses)	0.68%	0.88%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	Not Applicable	Not Applicable
	(1) As a percentage of the Variable Option’s average net assets, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
	(2) As a percentage of a Fund's average daily net assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could be subject to a withdrawal charge, and if taken from the Index Options could result in substantial losses due to the application of negative Daily Adjustments.

Lowest Annual Cost: $1,778	Highest Annual Cost: $1,944
Assumes: •Investment of $100,000 •Least expensive Variable Option fees and expenses •5% annual appreciation •No additional Purchase Payments, transfers, or withdrawals •No financial adviser fees	Assumes: •Investment of $100,000 •Most expensive Variable Option fees and expenses •5% annual appreciation •No additional Purchase Payments, transfers, or withdrawals •No financial adviser fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Option on a date other than the
Term End Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct
Contract fees and expenses. The Daily Adjustment may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss. In extreme circumstances, a negative
Daily Adjustment could result in a loss beyond the protection of the Buffer. The maximum potential loss from a negative Daily Adjustment is -99%.
Fee Tables 4. Valuing Your Contract 6. Expenses Appendix B – Daily Adjustment

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, and Daily Adjustments that may apply to withdrawals and other transactions from the Index Options, we will also charge you a fee of $25 per transfer after you exceed 12 transfers between Variable Options in a Contract Year.
Fee Tables 6. Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any financial adviser fees paid to a
Financial Professional from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix D – Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options(2) (Fund fees and expenses)	0.68%	0.88%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	Not Applicable	Not Applicable
	(1) As a percentage of the Variable Option’s average net assets, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
	(2) As a percentage of a Fund's average daily net assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could be subject to a withdrawal charge, and if taken from the Index Options could result in substantial losses due to the application of negative Daily Adjustments.

Lowest Annual Cost: $1,778	Highest Annual Cost: $1,944
Assumes: •Investment of $100,000 •Least expensive Variable Option fees and expenses •5% annual appreciation •No additional Purchase Payments, transfers, or withdrawals •No financial adviser fees	Assumes: •Investment of $100,000 •Most expensive Variable Option fees and expenses •5% annual appreciation •No additional Purchase Payments, transfers, or withdrawals •No financial adviser fees

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.26%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.26%
Base Contract (N-4) Footnotes [Text Block]	(1)As a percentage of the Variable Option’s average net assets, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.68%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.88%
Investment Options Footnotes [Text Block]	(2)As a percentage of a Fund's average daily net assets.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could be subject to a withdrawal charge, and if taken from the Index Options could result in substantial losses due to the application of negative Daily Adjustments.

Lowest Annual Cost: $1,778	Highest Annual Cost: $1,944
Assumes: •Investment of $100,000 •Least expensive Variable Option fees and expenses •5% annual appreciation •No additional Purchase Payments, transfers, or withdrawals •No financial adviser fees	Assumes: •Investment of $100,000 •Most expensive Variable Option fees and expenses •5% annual appreciation •No additional Purchase Payments, transfers, or withdrawals •No financial adviser fees

Lowest Annual Cost [Dollars]	$ 1,778
Highest Annual Cost [Dollars]	$ 1,944
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previous earnings.	Risk Factors
Not a Short-Term Investment
• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.
• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this
Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals may reduce or end
Contract guarantees.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment if, before the
Term End Date, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.
• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value  and Guaranteed Death Benefit Value to
zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit
Value by more than the value withdrawn and could end the Traditional Death Benefit.
Risk Factors 4. Valuing Your Contract 10. Death Benefit Appendix B – Daily Adjustment
Risks Associated with Investment Options
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Options and the Index Options available under the Contract.
• Each Variable Option and Index Option have their own unique risks.
• You should review each Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
Risk Factors
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about
Allianz Life of New York, including our financial strength ratings, is available upon request by visiting www.allianzlife.com/new-york/about/why-allianz, or contacting us at (800)
624-0197.
Risk Factors

Investment Restrictions [Text Block]	• The first 12 transfers between Variable Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the Variable Options are also subject to policies designed to deter excessively frequent transfers and market timing.• We do not accept additional Purchase Payments during the Annuity Phase.• We only allow assets to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries as discussed in section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.• You can typically transfer Index Option Value only on Term End Dates. However, you can transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date by executing a Performance Lock as discussed in section 4, Valuing Your Contract – Performance Locks.• We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date.• With prior written notice we may make the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options temporarily unavailable for a year or more on Term Start Dates occurring on or after the sixth Index Anniversary if we are unable to support the minimum Cap on that Index Option. However, we cannot make the Index Performance Strategy 1-year Term, 3-year Term with 10% Buffer, or 6-year Term Index Options temporarily unavailable. Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Cap due to yield on investments or the availability or cost of hedging. However, we cannot permanently eliminate Index Options after we issue your Contract, and a temporarily unavailable Index Option will become available once we can support its minimum Cap. Although we cannot eliminate an Index Option from your Contract, we reserve the right to substitute Indexes either on a Term Start Date or during a Term.• We reserve the right to close or substitute the Fund in which the Variable Option invests. We can also decline a Purchase Payment if it does not meet the requirements set out in section 3, Purchasing the Contract – Purchase Requirements.
Optional Benefit Restrictions [Text Block]	The Contract does not offer any Optional Benefits.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.• If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit under the Contract.• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
Exchanges [Text Block]	Some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. Transaction ExpensesWithdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	7%
2	6%
3	5%
4	3%
5	1%
6 years or more	0%
Transfer Fee(3)	$25
(for each transfer between Variable Options after twelve in a Contract Year)
Index Protection NY Strategy and Index Performance Strategy
Daily Adjustment Maximum Potential Loss	99%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(4)
(1)The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.(3)We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. The transfer fee does not apply to transfers to or from the Index Options and these transfers do not count against your free transfers. Transfers are subject to the policies discussed in section 5, Variable Options – Excessive Trading and Market Timing.(4)This shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix B.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Variable Option’s average net assets)(3)	1.25%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix D – Funds Available Under the Contract. Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.68%	0.88%

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. Transaction ExpensesWithdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	7%
2	6%
3	5%
4	3%
5	1%
6 years or more	0%
Transfer Fee(3)	$25
(for each transfer between Variable Options after twelve in a Contract Year)
(1)The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.(3)We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. The transfer fee does not apply to transfers to or from the Index Options and these transfers do not count against your free transfers. Transfers are subject to the policies discussed in section 5, Variable Options – Excessive Trading and Market Timing.(4)This shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix B.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 7, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 6, Expenses – Withdrawal Charge.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	We count all transfers made in the same Business Day as one transfer, as discussed in section 6, Expenses – Transfer Fee. The transfer fee does not apply to transfers to or from the Index Options and these transfers do not count against your free transfers. Transfers are subject to the policies discussed in section 5, Variable Options – Excessive Trading and Market Timing.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Variable Option’s average net assets)(3)	1.25%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix D – Funds Available Under the Contract. Annual Fund Expenses
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.68%	0.88%

Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See the section 6, Expenses – Contract Maintenance Charge (Administrative Expenses).
Base Contract Expense (of Other Amount), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	(2)Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 6, Expenses – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).(3)Referred to as “a percentage of each Variable Option’s net asset value” in the Contract.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.68%	0.88%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.68%
Portfolio Company Expenses Maximum [Percent]	0.88%
Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Maximum Fund expense	$9,355	$12,049	$14,102	$24,516
Minimum Fund expense	$9,155	$11,443	$13,084	$22,443

Surrender Expense, 1 Year, Minimum [Dollars]	$ 9,155
Surrender Expense, 3 Years, Minimum [Dollars]	11,443
Surrender Expense, 5 Years, Minimum [Dollars]	13,084
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,443
Annuitize Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Maximum Fund expense	N/A*	$6,649	$11,402	$24,516
Minimum Fund expense	N/A*	$6,043	$10,384	$22,443

Annuitized Expense, 3 Years, Minimum [Dollars]	$ 6,043
Annuitized Expense, 5 Years, Minimum [Dollars]	10,384
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,443
No Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Maximum Fund expense	$2,155	$6,649	$11,402	$24,516
Minimum Fund expense	$1,955	$6,043	$10,384	$22,443

No Surrender Expense, 1 Year, Minimum [Dollars]	$ 1,955
No Surrender Expense, 3 Years, Minimum [Dollars]	6,043
No Surrender Expense, 5 Years, Minimum [Dollars]	10,384
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,443
Item 5. Principal Risks [Table Text Block]	Risk FactorsThe Contract involves certain risks that you should understand before investing. You should carefully consider your income needs and risk tolerance to determine whether the Contract is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Allocation Options you choose.Liquidity Risks We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. (For more information on the withdrawal charge, see the Fee Tables and section 6, Expenses – Withdrawal Charge.) We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000. If your Contract Value in the 5th year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As this is a full withdrawal, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650. In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than on a daily basis. In the interim, we calculate Index Option Values based on the Daily Adjustment. The Variable Options are not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10%, 20%, or 30% Buffer that would have been available on the Term End Date, and losses could exceed the protection offered by the 10%, 20%, or 30% Buffer. You will receive a Performance Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.You can transfer Index Option Value to the Variable Options or among the available Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. Additionally, you can transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date only by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year or 6-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date only by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.Risks of Investing in Securities Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the available Allocation Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Allocation Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional. If you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend on the performance of an Index although you are not directly invested in the Index. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index and EURO STOXX 50® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities. S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies. Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). EURO STOXX 50®. EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone. The securities comprising EURO STOXX 50® are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty), and are significantly affected by the European markets and actions of the European Union.Risk of Negative Returns The Variable Options do not provide any protection against loss of principal. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Variable Options and such losses could be significant.If you allocate Purchase Payments or transfer Contract Value to an Index Option, negative Index Returns may cause Performance Credits to be negative after application of the 10%, 20%, or 30% Buffer. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options, and such losses could be significant. The maximum potential negative Performance Credit is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is ‑90%; if the Buffer is 20%, the maximum negative Performance Credit is ‑80%; and if the Buffer is 30%, the maximum negative Performance Credit is ‑70%. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, a negative Daily Adjustment, or a deduction of Contract fees and expenses.The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Options are not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge. The Daily Adjustment can be less than the Cap even if the current Index return during the Term is greater than the Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. The Daily Adjustment is generally negatively affected by: • interest rate decreases,• dividend rate increases,• poor market performance, and• the expected volatility of Index prices. Increases in the expected volatility of Index prices negatively affect the Index Protection NY Strategy and Index Performance Strategy 1-year Term Index Options. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates.The Daily Adjustment for 3-year and 6-year Term Index Options may be more negatively impacted by changes to interest rates, dividend rates, market performance and the expected volatility of Index prices than 1-year Term Index Options because the longer Term length amplifies the impact of these market parameters on the expected Index Option Value at the Term End Date. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Caps and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment could result in losses greater than the protection provided by the 10%, 20%, or 30% Buffer. In extreme circumstances, the Daily Adjustment could result in a loss beyond the protection of the Buffer. The maximum potential loss from a negative Daily Adjustment is -99%. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or a deduction of Contract fees and expenses.Managed Volatility Variable Option Risk As described in more detail in the Variable Options’ prospectuses, certain Variable Options affiliated with us employ a managed volatility strategy that is intended to reduce the Variable Option’s overall volatility and downside risk. A Variable Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Variable Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Variable Options that employ a managed volatility strategy are identified in Appendix D – Funds Available Under the Contract.Risks Associated with Calculation of Performance CreditsWe calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract Value to the Index Options the Caps limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund designed to track the performance of the applicable Index, or the Variable Options. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option.The Index Options do not directly participate in the returns of the Indexes or the Indexes’ component securities, and do not receive any dividends payable on these securities. Index returns would be higher if they included the dividends from the component securities. The past ten years of actual average of the annual Index returns without and with dividends would have been as follows:
January 1, 2014 through December 31, 2023
	S&P 500® Index	Nasdaq-100® Index	Russell 2000® Index	EURO STOXX 50®
Returns without dividends	11.02%	19.57%	6.76%	4.60%
Returns with dividends	13.09%	20.79%	8.19%	8.10%
Caps and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Caps and Participation Rates may significantly affect the Performance Credit you receive. For more information, see the “Risks Associated with Changes to Caps and Participation Rates, and Temporary Unavailability of Index Options” discussion later in this section. The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.Risks Associated with Performance Locks If a Performance Lock is executed: • You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date.• You will not receive a Performance Credit on any locked Index Option on the Term End Date.• We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock or a target is reached.• If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so. We will not warn you if you execute a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.

Risks Associated with Substitution of an Index There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. If we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits. We may substitute a new Index for an existing Index if: • the Index is discontinued,• we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index, or• the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities.If we add or substitute an Index, we first seek any required regulatory approval from the New York Department of Financial Services and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term, we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term, the Buffers, Caps, and Participation Rates for the substituted Index will apply to the new Index. We do not change the Buffers, Caps, or Participation Rates that were in effect on the Term Start Date. Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, and minimum Cap or Participation Rate will not change. Changes to Caps and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Caps and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a normal transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date. The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index.Risks Associated with Changes to Caps and Participation Rates, and Temporary Unavailability of Index OptionsThe 10%, 20%, and 30% Buffers for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. For a new Index Option, the minimum Buffer is 5%. Subject to their respective minimums, we establish the initial Caps and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month. You should be aware that, generally, initial Caps and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at www.allianzlife.com/indexratesny and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Caps and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Contract Value less withdrawal charge and contract maintenance charge. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at www.allianzlife.com/indexratesny, or call (800) 624-0197. You (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. We can change the renewal Caps and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Caps and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value and Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options (if available) at the renewal Caps and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Allocation Option, subject to the limitations on transfers from an Index Option to the Variable Options. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at www.allianzlife.com/indexratesny, or call (800) 624-0197. If you do not review renewal change information when it is published, or take no action to transfer to another permitted Allocation Option, you will remain allocated to your current Index Options (if available) and will automatically become subject to the renewal Caps and Participation Rates until the next Term End Date. You risk the possibility that the renewal Caps and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Caps and Participation Rates for the next Term. You also risk the possibility that we may make the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options temporarily unavailable for a year or more on Term Start Dates occurring on or after the sixth Index Anniversary.
If we temporarily make an Index Option unavailable, on the next Term Start Date we will transfer the assets held in the temporarily unavailable Index Option or destined for the temporarily unavailable Index Option to the AZL Government Money Market Fund subaccount and the assets will remain there until we receive alternate instructions. If you transfer these assets to an available Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable. To avoid having Index Option Value transferred to the AZL Government Money Market Fund subaccount when an Index Option becomes temporarily unavailable, you must request to transfer this Index Option Value to another available Index Option. We must receive this request before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day).
When your renewal rates change you can either transfer Index Option Value to the Variable Options, or to other available Index Options, or take a full withdrawal (which is subject to a withdrawal charge, taxes, and may be subject to tax penalties). Initial and renewal Caps and Participation Rates may vary significantly depending upon a variety of factors, including: • market volatility,• our hedging strategies and investment performance,• the availability of hedging instruments,• the amount of money available to us through Contract fees and expenses to purchase hedging instruments,• your Index Effective Date,• the level of interest rates,• utilization of Contract benefits by Owners, and• our profitability goals.Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial and renewal Caps and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Caps and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in Caps and Participation Rates, if any, may be substantially slower than increases in interest rates. We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal Caps and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Caps and Participation Rates for newly issued Contracts and renewal rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made, and are being held to maturity, for existing Contracts. In some instances, we may need to reduce initial and renewal Caps and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Caps and Participation Rates, which reduces your opportunity to receive positive Performance Credits.With prior written notice we may make the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options temporarily unavailable for a year or more on Term Start Dates occurring on or after the sixth Index Anniversary if, due to yield on investments or the availability or cost of hedging, we are unable to support the minimum Cap. We cannot make an Index Option temporarily unavailable before the sixth Index Anniversary, during a Term, or at any other time, or for any other reason. We cannot make the following Index Performance Strategy Index Options temporarily unavailable: 1-year Term with 10% Buffer, 3-year Term with 10% Buffer, and 6-year Term with 10% Buffer. We establish the Index Options that we cannot make temporarily unavailable for your Contract on the Issue Date and we cannot change them. Any new Index Option we add to your Contract after the Issue Date will indicate if it can be made temporarily unavailable or not. Temporary unavailability of an Index Option on or after the sixth Index Anniversary may: • last for more than one Index Year,• reoccur periodically during the time you own your Contract, and• result in all Index Options within the Index Protection NY Strategy being unavailable.Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Cap. However, we cannot make an Index Option permanently unavailable after we issue your Contract, and a temporarily unavailable Index Option will become available once we can support its minimum Cap. Although we cannot make an Index Option permanently unavailable or remove it from your Contract after the Issue Date, we can substitute an Index as discussed under “Substitution of an Index” in this section. You bear the risk that the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options may be periodically unavailable, possibly for an extended period of time, which reduces your opportunity to receive positive Performance Credits, and may also increase your risk of loss because the increased protection provided by the 20% Buffer is not available.Risks Associated with Investment in Derivative Hedging Instruments The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index. At Contract issue, we invest a substantial majority of the initial Contract Value allocated to the Index Options in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We move assets in the unregistered separate account between a book value subaccount and a market value subaccount during the Index Year based on Index performance. We typically transfer assets between the subaccounts if there is a 10% incremental change in year-to-date Index performance. This starts when the decrease in the market exceeds the applicable Buffer. We monitor year-to-date Index performance daily and change allocations daily if needed. The derivative hedging instruments are investments of our unregistered separate account. Neither you nor others are investors in such securities. For information regarding our unregistered separate account, including the investment of assets in hedging instruments, please see Section 12, Other Information – Our Unregistered Separate Account.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal Caps and Participation Rates for existing Contracts.Certain Variable Options may also invest in derivative securities. For more information on these investments, see the Variable Option prospectuses.Risks of Deducting Financial Adviser Fees from the Contract If you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial advisers fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), are subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have. Risks Associated with Our Financial Strength and Claims-Paying Ability We make Annuity Payments, pay death benefits, and apply Performance Credits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability.The assets in our unregistered separate account, Separate Account IANY are also subject to claims by our creditors. You can obtain information on our financial condition by reviewing our financial statements in this prospectus. For more information see section 12, Other Information – Our Unregistered Separate Account.Regulatory Protections Allianz Life of New York is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life of New York is not an investment adviser and so is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with your Contract. Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934. The Contract is filed with and approved by New York. State insurance laws provide a variety of regulatory protections.
Item 10. Benefits Available (N-4) [Text Block]	9. Benefits Available Under the ContractThe following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available to certain Qualified Contracts.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify the
program.

Optional Reallocation Program for the 1-year Term Index Options	Provides for automatic transfers among the 1-year Term Index Options to help you maintain your selected allocation percentages among these Index Options.	• Only available during the Accumulation Phase. • Not available if you select a 3-year or 6-year Term Index Option. • We reserve the right to discontinue or modify the program.
Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available while you are participating in
minimum distribution program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges and income taxes, and may also be
subject to a 10% additional federal tax for amounts
withdrawn before age 59 1∕2.
• We reserve the right to discontinue or modify the
program.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59  1∕2.
• We reserve the right to discontinue or modify the
program.
• See section 1 for an example of how deduction of
financial adviser fees impact the Contract.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you become confined to a skilled nursing facility or hospital.
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Year, be for at least 90 consecutive days, and
requires proof of stay.
• Requires physician certification.
• Not available if any Owner was confined to a
skilled nursing facility or hospital on the Issue
Date.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 10,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, Financial Adviser Fee
Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
A Performance Lock example is included in section
4, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
• Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Benefits Available [Table Text Block]
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available to certain Qualified Contracts.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify the
program.

Optional Reallocation Program for the 1-year Term Index Options	Provides for automatic transfers among the 1-year Term Index Options to help you maintain your selected allocation percentages among these Index Options.	• Only available during the Accumulation Phase. • Not available if you select a 3-year or 6-year Term Index Option. • We reserve the right to discontinue or modify the program.
Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available while you are participating in
minimum distribution program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges and income taxes, and may also be
subject to a 10% additional federal tax for amounts
withdrawn before age 59 1∕2.
• We reserve the right to discontinue or modify the
program.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59  1∕2.
• We reserve the right to discontinue or modify the
program.
• See section 1 for an example of how deduction of
financial adviser fees impact the Contract.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you become confined to a skilled nursing facility or hospital.
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Year, be for at least 90 consecutive days, and
requires proof of stay.
• Requires physician certification.
• Not available if any Owner was confined to a
skilled nursing facility or hospital on the Issue
Date.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 10,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, Financial Adviser Fee
Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
A Performance Lock example is included in section
4, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
• Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix D – Funds Available Under the ContractThe following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds' prospectuses, which may be amended from time to time and can be found online at www.allianzlife.com/new-york/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Funds' past performance is not necessarily an indication of future performance.
Investment Objectives	Fund Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	4.28%	1.32%	0.77%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.70%	12.85%	5.55%	4.64%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.68%	16.81%	7.82%	5.95%
(1)The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.(2)This Variable Option is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see Risk Factors – Managed Volatility Variable Option Risk, or refer to the Variable Option’s prospectus for more information.
Prospectuses Available [Text Block]	The following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds' prospectuses, which may be amended from time to time and can be found online at www.allianzlife.com/new-york/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Funds' past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Fund Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	4.28%	1.32%	0.77%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.70%	12.85%	5.55%	4.64%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.68%	16.81%	7.82%	5.95%

Portfolio Company Objective [Text Block]	Investment Objectives
Temporary Fee Reductions, Current Expenses [Text Block]	The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Allianz Index Advantage New York issued on or after January 1, 2023 | LiquidityRisksMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risks We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. (For more information on the withdrawal charge, see the Fee Tables and section 6, Expenses – Withdrawal Charge.) We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000. If your Contract Value in the 5th year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As this is a full withdrawal, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650. In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than on a daily basis. In the interim, we calculate Index Option Values based on the Daily Adjustment. The Variable Options are not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10%, 20%, or 30% Buffer that would have been available on the Term End Date, and losses could exceed the protection offered by the 10%, 20%, or 30% Buffer. You will receive a Performance Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.You can transfer Index Option Value to the Variable Options or among the available Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. Additionally, you can transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date only by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year or 6-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date only by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.
Allianz Index Advantage New York issued on or after January 1, 2023 | RisksofInvestinginSecuritiesMember
Prospectus:
Principal Risk [Text Block]	Risks of Investing in Securities Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the available Allocation Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Allocation Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional. If you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend on the performance of an Index although you are not directly invested in the Index. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index and EURO STOXX 50® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities. S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and also may not be able to attain the high growth rate of successful smaller companies. Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, that company’s securities may not perform as well as companies in other sectors or the market as a whole. Also, any component securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). EURO STOXX 50®. EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone. The securities comprising EURO STOXX 50® are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty), and are significantly affected by the European markets and actions of the European Union.
Allianz Index Advantage New York issued on or after January 1, 2023 | RiskofNegativeReturnsMember
Prospectus:
Principal Risk [Text Block]	Risk of Negative Returns The Variable Options do not provide any protection against loss of principal. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Variable Options and such losses could be significant.If you allocate Purchase Payments or transfer Contract Value to an Index Option, negative Index Returns may cause Performance Credits to be negative after application of the 10%, 20%, or 30% Buffer. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options, and such losses could be significant. The maximum potential negative Performance Credit is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is ‑90%; if the Buffer is 20%, the maximum negative Performance Credit is ‑80%; and if the Buffer is 30%, the maximum negative Performance Credit is ‑70%. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, a negative Daily Adjustment, or a deduction of Contract fees and expenses.The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Options are not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge. The Daily Adjustment can be less than the Cap even if the current Index return during the Term is greater than the Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. The Daily Adjustment is generally negatively affected by: • interest rate decreases,• dividend rate increases,• poor market performance, and• the expected volatility of Index prices. Increases in the expected volatility of Index prices negatively affect the Index Protection NY Strategy and Index Performance Strategy 1-year Term Index Options. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates.The Daily Adjustment for 3-year and 6-year Term Index Options may be more negatively impacted by changes to interest rates, dividend rates, market performance and the expected volatility of Index prices than 1-year Term Index Options because the longer Term length amplifies the impact of these market parameters on the expected Index Option Value at the Term End Date. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Caps and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment could result in losses greater than the protection provided by the 10%, 20%, or 30% Buffer. In extreme circumstances, the Daily Adjustment could result in a loss beyond the protection of the Buffer. The maximum potential loss from a negative Daily Adjustment is -99%. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or a deduction of Contract fees and expenses.
Allianz Index Advantage New York issued on or after January 1, 2023 | MANAGEDVOLATILITYVARIABLEOPTIONRISKMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Variable Option Risk As described in more detail in the Variable Options’ prospectuses, certain Variable Options affiliated with us employ a managed volatility strategy that is intended to reduce the Variable Option’s overall volatility and downside risk. A Variable Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Variable Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Variable Options that employ a managed volatility strategy are identified in Appendix D – Funds Available Under the Contract.
Allianz Index Advantage New York issued on or after January 1, 2023 | RisksAssociatedwithCalculationofCreditsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Calculation of Performance CreditsWe calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract Value to the Index Options the Caps limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund designed to track the performance of the applicable Index, or the Variable Options. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option.The Index Options do not directly participate in the returns of the Indexes or the Indexes’ component securities, and do not receive any dividends payable on these securities. Index returns would be higher if they included the dividends from the component securities. The past ten years of actual average of the annual Index returns without and with dividends would have been as follows:
January 1, 2014 through December 31, 2023
	S&P 500® Index	Nasdaq-100® Index	Russell 2000® Index	EURO STOXX 50®
Returns without dividends	11.02%	19.57%	6.76%	4.60%
Returns with dividends	13.09%	20.79%	8.19%	8.10%
Caps and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Caps and Participation Rates may significantly affect the Performance Credit you receive. For more information, see the “Risks Associated with Changes to Caps and Participation Rates, and Temporary Unavailability of Index Options” discussion later in this section. The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.
Allianz Index Advantage New York issued on or after January 1, 2023 | RisksAssociatedwithPerformanceLocksMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Performance Locks If a Performance Lock is executed: • You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date.• You will not receive a Performance Credit on any locked Index Option on the Term End Date.• We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock or a target is reached.• If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so. We will not warn you if you execute a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.

Allianz Index Advantage New York issued on or after January 1, 2023 | SubstitutionofanIndexMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Substitution of an Index There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. If we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits. We may substitute a new Index for an existing Index if: • the Index is discontinued,• we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index, or• the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities.If we add or substitute an Index, we first seek any required regulatory approval from the New York Department of Financial Services and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term, we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term, the Buffers, Caps, and Participation Rates for the substituted Index will apply to the new Index. We do not change the Buffers, Caps, or Participation Rates that were in effect on the Term Start Date. Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, and minimum Cap or Participation Rate will not change. Changes to Caps and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Caps and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a normal transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date. The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index.
Allianz Index Advantage New York issued on or after January 1, 2023 | InvestmentinDerivativeHedgingInstrumentsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Investment in Derivative Hedging Instruments The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index. At Contract issue, we invest a substantial majority of the initial Contract Value allocated to the Index Options in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We move assets in the unregistered separate account between a book value subaccount and a market value subaccount during the Index Year based on Index performance. We typically transfer assets between the subaccounts if there is a 10% incremental change in year-to-date Index performance. This starts when the decrease in the market exceeds the applicable Buffer. We monitor year-to-date Index performance daily and change allocations daily if needed. The derivative hedging instruments are investments of our unregistered separate account. Neither you nor others are investors in such securities. For information regarding our unregistered separate account, including the investment of assets in hedging instruments, please see Section 12, Other Information – Our Unregistered Separate Account.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal Caps and Participation Rates for existing Contracts.Certain Variable Options may also invest in derivative securities. For more information on these investments, see the Variable Option prospectuses.
Allianz Index Advantage New York issued on or after January 1, 2023 | RisksofDeductingFinancialAdviserFeesfromtheContractMember
Prospectus:
Principal Risk [Text Block]	Risks of Deducting Financial Adviser Fees from the Contract If you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial advisers fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), are subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
Allianz Index Advantage New York issued on or after January 1, 2023 | OurFinancialStrengthandClaimesPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Our Financial Strength and Claims-Paying Ability We make Annuity Payments, pay death benefits, and apply Performance Credits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability.The assets in our unregistered separate account, Separate Account IANY are also subject to claims by our creditors. You can obtain information on our financial condition by reviewing our financial statements in this prospectus. For more information see section 12, Other Information – Our Unregistered Separate Account.
Allianz Index Advantage New York issued on or after January 1, 2023 | RegulatoryProtectionsMember
Prospectus:
Principal Risk [Text Block]	Regulatory Protections Allianz Life of New York is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life of New York is not an investment adviser and so is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with your Contract. Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934. The Contract is filed with and approved by New York. State insurance laws provide a variety of regulatory protections.
Allianz Index Advantage New York issued on or after January 1, 2023 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract, including loss of principal and previous earnings.
Allianz Index Advantage New York issued on or after January 1, 2023 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals may reduce or end Contract guarantees.• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment if, before the Term End Date, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit Value by more than the value withdrawn and could end the Traditional Death Benefit.
Allianz Index Advantage New York issued on or after January 1, 2023 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Options and the Index Options available under the Contract.• Each Variable Option and Index Option have their own unique risks.• You should review each Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Changes to Caps and Participation Rates, and Temporary Unavailability of Index OptionsThe 10%, 20%, and 30% Buffers for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. For a new Index Option, the minimum Buffer is 5%. Subject to their respective minimums, we establish the initial Caps and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month. You should be aware that, generally, initial Caps and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at www.allianzlife.com/indexratesny and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Caps and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Contract Value less withdrawal charge and contract maintenance charge. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at www.allianzlife.com/indexratesny, or call (800) 624-0197. You (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. We can change the renewal Caps and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Caps and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value and Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options (if available) at the renewal Caps and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Allocation Option, subject to the limitations on transfers from an Index Option to the Variable Options. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at www.allianzlife.com/indexratesny, or call (800) 624-0197. If you do not review renewal change information when it is published, or take no action to transfer to another permitted Allocation Option, you will remain allocated to your current Index Options (if available) and will automatically become subject to the renewal Caps and Participation Rates until the next Term End Date. You risk the possibility that the renewal Caps and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Caps and Participation Rates for the next Term. You also risk the possibility that we may make the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options temporarily unavailable for a year or more on Term Start Dates occurring on or after the sixth Index Anniversary.
If we temporarily make an Index Option unavailable, on the next Term Start Date we will transfer the assets held in the temporarily unavailable Index Option or destined for the temporarily unavailable Index Option to the AZL Government Money Market Fund subaccount and the assets will remain there until we receive alternate instructions. If you transfer these assets to an available Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable. To avoid having Index Option Value transferred to the AZL Government Money Market Fund subaccount when an Index Option becomes temporarily unavailable, you must request to transfer this Index Option Value to another available Index Option. We must receive this request before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day).
When your renewal rates change you can either transfer Index Option Value to the Variable Options, or to other available Index Options, or take a full withdrawal (which is subject to a withdrawal charge, taxes, and may be subject to tax penalties). Initial and renewal Caps and Participation Rates may vary significantly depending upon a variety of factors, including: • market volatility,• our hedging strategies and investment performance,• the availability of hedging instruments,• the amount of money available to us through Contract fees and expenses to purchase hedging instruments,• your Index Effective Date,• the level of interest rates,• utilization of Contract benefits by Owners, and• our profitability goals.Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial and renewal Caps and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Caps and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in Caps and Participation Rates, if any, may be substantially slower than increases in interest rates. We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal Caps and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Caps and Participation Rates for newly issued Contracts and renewal rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made, and are being held to maturity, for existing Contracts. In some instances, we may need to reduce initial and renewal Caps and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Caps and Participation Rates, which reduces your opportunity to receive positive Performance Credits.With prior written notice we may make the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options temporarily unavailable for a year or more on Term Start Dates occurring on or after the sixth Index Anniversary if, due to yield on investments or the availability or cost of hedging, we are unable to support the minimum Cap. We cannot make an Index Option temporarily unavailable before the sixth Index Anniversary, during a Term, or at any other time, or for any other reason. We cannot make the following Index Performance Strategy Index Options temporarily unavailable: 1-year Term with 10% Buffer, 3-year Term with 10% Buffer, and 6-year Term with 10% Buffer. We establish the Index Options that we cannot make temporarily unavailable for your Contract on the Issue Date and we cannot change them. Any new Index Option we add to your Contract after the Issue Date will indicate if it can be made temporarily unavailable or not. Temporary unavailability of an Index Option on or after the sixth Index Anniversary may: • last for more than one Index Year,• reoccur periodically during the time you own your Contract, and• result in all Index Options within the Index Protection NY Strategy being unavailable.Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Cap. However, we cannot make an Index Option permanently unavailable after we issue your Contract, and a temporarily unavailable Index Option will become available once we can support its minimum Cap. Although we cannot make an Index Option permanently unavailable or remove it from your Contract after the Issue Date, we can substitute an Index as discussed under “Substitution of an Index” in this section. You bear the risk that the Index Protection NY Strategy Index Options and Index Performance Strategy 3-year Term with 20% Buffer Index Options may be periodically unavailable, possibly for an extended period of time, which reduces your opportunity to receive positive Performance Credits, and may also increase your risk of loss because the increased protection provided by the 20% Buffer is not available.
Allianz Index Advantage New York issued on or after January 1, 2023 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about Allianz Life of New York, including our financial strength ratings, is available upon request by visiting www.allianzlife.com/new-york/about/why-allianz, or contacting us at (800) 624-0197.
Allianz Index Advantage New York issued on or after January 1, 2023 | AZLGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with stability of principal
Portfolio Company Name [Text Block]	AZL® Government Money Market Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.28%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	0.77%
Allianz Index Advantage New York issued on or after January 1, 2023 | AZLMVPBalancedIndexStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation with preservation of capital as an important consideration
Portfolio Company Name [Text Block]	AZL® MVP Balanced Index Strategy Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Allianz Index Advantage New York issued on or after January 1, 2023 | AZLMVPGrowthIndexStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	AZL® MVP Growth Index Strategy Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Allianz Index Advantage New York issued on or after January 1, 2023 | Previously Offered [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,355
Surrender Expense, 3 Years, Maximum [Dollars]	12,049
Surrender Expense, 5 Years, Maximum [Dollars]	14,102
Surrender Expense, 10 Years, Maximum [Dollars]	24,516
Annuitized Expense, 3 Years, Maximum [Dollars]	6,649
Annuitized Expense, 5 Years, Maximum [Dollars]	11,402
Annuitized Expense, 10 Years, Maximum [Dollars]	24,516
No Surrender Expense, 1 Year, Maximum [Dollars]	2,155
No Surrender Expense, 3 Years, Maximum [Dollars]	6,649
No Surrender Expense, 5 Years, Maximum [Dollars]	11,402
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 24,516
Allianz Index Advantage New York issued on or after January 1, 2023 | FreeWithdrawalPrivilegeMember
Prospectus:
Name of Benefit [Text Block]	Free Withdrawal Privilege
Purpose of Benefit [Text Block]	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available upon a full withdrawal.• Unused free withdrawal amounts not available in future years.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
Name of Benefit [Text Block]	Free Withdrawal Privilege
Allianz Index Advantage New York issued on or after January 1, 2023 | AutomaticInvestmentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Investment Plan (AIP)
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available to certain Qualified Contracts.• Payments must be on a monthly or quarterly basis.• Subject to applicable Purchase Payment restrictions.• We reserve the right to discontinue or modify the program.
Name of Benefit [Text Block]	Automatic Investment Plan (AIP)
Allianz Index Advantage New York issued on or after January 1, 2023 | OptionalReallocationProgramMember
Prospectus:
Name of Benefit [Text Block]	Optional Reallocation Program for the 1-year Term Index Options
Purpose of Benefit [Text Block]	Provides for automatic transfers among the 1-year Term Index Options to help you maintain your selected allocation percentages among these Index Options.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available if you select a 3-year or 6-year Term Index Option.• We reserve the right to discontinue or modify the program.
Name of Benefit [Text Block]	Optional Reallocation Program for the 1-year Term Index Options
Allianz Index Advantage New York issued on or after January 1, 2023 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to take automatic withdrawals from your Contract.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available while you are participating in minimum distribution program.• Program withdrawals may be monthly, quarterly, semi-annual or annual, unless you have less than $25,000 in Contract Value, in which case only annual withdrawals are available.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to withdrawal charges and income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• We reserve the right to discontinue or modify the program.Standard Benefits (No Additional Charge)Name of BenefitPurposeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Systematic Withdrawal Program
Allianz Index Advantage New York issued on or after January 1, 2023 | MinimumDistributionProgramMember
Prospectus:
Name of Benefit [Text Block]	Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Only available to IRA or SEP IRA Contracts.• Generally required for Inherited IRA and Inherited Roth IRA Contracts.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes.• Program withdrawals may be monthly, quarterly, semi-annual or annual, unless you have less than $25,000 in Contract Value, in which case only annual payments are available.• We reserve the right to discontinue or modify the program subject to the requirements of law.
Name of Benefit [Text Block]	Minimum Distribution Program
Allianz Index Advantage New York issued on or after January 1, 2023 | FinancialAdviserFeesMember
Prospectus:
Name of Benefit [Text Block]	FinancialAdviserFees
Purpose of Benefit [Text Block]	If you have a financial adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your Financial Professional or Financial Professional’s firm as instructed.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Financial adviser fees are in addition to the Contract’s fees and expenses.• Deductions for financial adviser fees are treated as withdrawals under the Contract.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• We reserve the right to discontinue or modify the program.• See section 1 for an example of how deduction of financial adviser fees impact the Contract.
Name of Benefit [Text Block]	FinancialAdviserFees
Allianz Index Advantage New York issued on or after January 1, 2023 | WaiverofWithdrawalChargeBenefitMember
Prospectus:
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if you become confined to a skilled nursing facility or hospital.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Confinement must begin after the first Contract Year, be for at least 90 consecutive days, and requires proof of stay.• Requires physician certification.• Not available if any Owner was confined to a skilled nursing facility or hospital on the Issue Date.• Program withdrawals count against free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are not subject to withdrawal charges, but are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.Standard Benefits (No Additional Charge)Name of BenefitPurposeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Allianz Index Advantage New York issued on or after January 1, 2023 | TraditionalDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Traditional Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments adjusted for withdrawals.An example of the death benefit provided by the Traditional Death Benefit is included in section 10, Death Benefit.An example of how deduction of financial adviser fees impact the death benefit is included in section 1.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Benefit only available during the Accumulation Phase.• Withdrawals, including any negative Daily Adjustments, may significantly reduce the benefit as indicated in section 1, Financial Adviser Fee Deduction Example.• Restrictions on Purchase Payments may limit the benefit.• Annuitizing the Contract will end the benefit.
Name of Benefit [Text Block]	Traditional Death Benefit
Operation of Benefit [Text Block]	10. Death Benefit“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.The Contract provides the Traditional Death Benefit for no additional charge. The death benefit is the greater of the Contract Value, or Guaranteed Death Benefit Value. The Traditional Death Benefit's Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge).The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. If a Beneficiary dies before you or the Designated Life, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate, or if the Owner is a non-individual, to the Owner. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, each Beneficiary receives an equal share. Each Beneficiary’s portion of the death benefit remains in the Allocation Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. If there is Variable Account Value in the AZL Government Money Market Fund subaccount awaiting transfer to the Index Options on the date of death, it remains there until the next Index Anniversary. If an Index Anniversary occurs before we receive a Valid Claim, we will transfer that Beneficiary’s portion of the Variable Account Value destined for the Index Options based on the Purchase Payment default instructions that were in effect on the date of death. From the time we determine the death benefit until we make a complete distribution, any amount in the Allocation Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary, we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law. On the first death of a Determining Life during the Accumulation Phase, if the Traditional Death Benefit is in effect, your Beneficiary(ies) will receive the greater of the Contract Value or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge). For example, assume total Purchase Payments are $90,000, you take no withdrawals, and the current Contract Value is $100,000. The death benefit for the Traditional Death Benefit is the $100,000 Contract Value. If the date we are determining the death benefit is not the Term End Date, the Contract Value reflects the Daily Adjustment. Withdrawals you take reduce your Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. All withdrawals you take reduce the Guaranteed Death Benefit Value and Contract Value, even Penalty-Free Withdrawals, and financial adviser fees that you choose to have us pay from this Contract. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. Deductions for Contract fees and expenses will, however, decrease the Contract Value by the dollar amount withdrawn. In addition, because the death benefit is the greater of Contract Value or the Guaranteed Death Benefit Value, deductions we make for Contract fees and expenses may reduce the death benefit available to your Beneficiaries.Examples of the impact of withdrawals for financial adviser fees that you choose to have us pay from this Contract on the death benefit are included in section 1.What Happens Upon Death? If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as described in the discussion of Beneficiaries in section 2, Ownership, Annuitants, Determining Life, Beneficiaries and Payees, we determine the Traditional Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the: • Guaranteed Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or• Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.In this instance, if the Beneficiary: − is a surviving spouse and chooses to continue the Contract;− selects death benefit payment Option B; or− selects death benefit payment Option C and takes payment over a period not extending beyond the Beneficiary’s life expectancy;we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater when we receive a Valid Claim. If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date. • If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(ies), but we may increase the Contract Value if the Traditional Death Benefit is still in effect. At the end of the Business Day we receive due proof of a Determining Life’s death, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater, and the Traditional Death Benefit ends.• Upon your death, your Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.Upon the death of a Determining Life, if we increase the Contract Value to equal the Guaranteed Death Benefit Value, we allocate this increase to the Allocation Options according to the Purchase Payment default instructions. If the default instructions include Index Options, we hold those assets in the AZL Government Money Market Fund subaccount until the next Index Anniversary when we transfer them to the selected Index Options. However, if the default instructions include any temporarily unavailable Index Option(s), those assets will remain in the AZL Government Money Market Fund subaccount until we receive alternate instructions.The Traditional Death Benefit ends upon the earliest of the following. • The Business Day before the Annuity Date.• The Business Day that the Guaranteed Death Benefit Value and Contract Value are both zero.• Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously.• Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.• Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.• The Business Day the Contract ends.
We base the Guaranteed Death Benefit Value on the first death of a Determining Life (or Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract, the
Guaranteed Death Benefit Value is no longer available. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Guaranteed Death Benefit Value is not available to your Beneficiary(ies).

Death of the Owner and/or Annuitant Appendix A to the Form N-4 SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different phases of the Contract.Death Benefit Payment Options During the Accumulation PhaseEach Beneficiary must select one of the death benefit payment options listed below.If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA, or Inherited Roth IRA. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased through a qualified plan and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater and available, and the Traditional Death Benefit ends. If the surviving spouse continues the Contract: • he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;• he or she is subject to any remaining withdrawal charge; and• upon the surviving spouse’s death, their Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.Death Benefit Payment Options The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 11, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual). Option A: Lump sum payment of the death benefit. Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Allocation Options and is subject to a transfer fee and a 1.25% M&E charge for any amounts allocated to the Variable Options. Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Allocation Options and is subject to a transfer fee and a 1.25% M&E charge for any amounts allocated to the Variable Options. Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death. If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Code’s distribution at death rules, which are set forth in Section 72(s) of the Code. In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Code.
Allianz Index Advantage New York issued on or after January 1, 2023 | PerformanceLockMember
Prospectus:
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	Allows you to capture the current Index Option Value during the Term for an Index Option. Can help eliminate doubt about future Index performance and possibly limit the impact of negative performance.A Performance Lock example is included in section 4, Valuing Your Contract — Performance Locks.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available during the Accumulation Phase.• Performance Locks must be executed before the Term End Date.• If a Performance Lock is executed, the locked Index Option will no longer participate in Index performance (positive or negative) for the remainder of the Term, and will not receive a Performance Credit on the Term End Date.• You will not know your locked Index Option Value in advance.• The locked Index Option Value will reflect a Daily Adjustment.• If a Performance Lock is executed when Daily Adjustment has declined, it will lock in any loss.• A Performance Lock can be executed only once each Term for each Index Option.• Cannot execute a Performance Lock for only a portion of the Index Option Value.• Deductions (e.g. withdrawals, fees) decrease the locked Index Option Value.• Cannot transfer locked Index Option Value until the next Index Anniversary that occurs on or immediately after the Lock Date.• We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so.• We will not warn you if you execute a Performance Lock at a sub-optimal time.• We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.
Name of Benefit [Text Block]	Performance Lock